OTHER INCOME (GRANTS)	6 Months Ended
Jun. 30, 2023
ESG [Member]
OTHER INCOME (GRANTS)

NOTE 12: OTHER INCOME (GRANTS)

Other income was primarily government grants. The total government grants were $102,873 for the six months ended June 30, 2023, including $59,569 of income-based government grants and $43,304 of asset-based grants. The total government grants were $696,716 for the year ended December 31, 2022, which consisted of $169,238 of asset-based grants and $527,478 of income-based grants.